OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2013
Other financial items, net:
Impairment of loan (1)(2)		$ (7,627)	$ (15,010)	$ 0
Financing arrangement fees and other costs		(404)	(1,841)	(7,157)
Amortization of debt guarantee		1,563	2,800	852
Foreign exchange loss on operations		(1,909)	(2,126)	(1,200)
Other		(416)	(25)	(295)
Other financial items, net		8,691	(112,722)	(70,783)
Proceeds from repayment of short-term loan granted		0	400	0
Line of Credit | Secured Debt | $1.125 billion newbuild facility
Other financial items, net:
Maximum borrowing capacity		1,125,000			$ 1,125,000
Interest rate swap
Other financial items, net:
Mark-to-market adjustment on derivatives		2,818	(12,798)	(28,996)
Interest rate swap cash settlements		(10,153)	(15,797)	(20,424)
Equity
Other financial items, net:
Mark-to-market adjustment on derivatives		24,819	(67,925)	(13,657)
Foreign exchange contract
Other financial items, net:
Mark-to-market adjustment on derivatives		$ 0	$ 0	$ 94
West Africa Gas Limited [Member]
Other financial items, net:
Time Charter Revenues	$ 1,000